OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 55.0%
	EQUITY - 1.1%
229,900	Global X MLP & Energy Infrastructure ETF	$ 14,405,534

	FIXED INCOME - 53.9%
392,700	First Trust Preferred Securities and Income ETF(a)	6,990,060
584,300	Franklin Senior Loan ETF(a)	14,157,589
560,100	Global X US Preferred ETF	10,546,683
6,190,400	Invesco Senior Loan ETF(a)	129,503,168
293,400	iShares 3-7 Year Treasury Bond ETF	34,941,006
165,700	iShares Convertible Bond ETF	14,929,570
504,400	iShares Floating Rate Bond ETF	25,734,488
351,500	iShares iBoxx High Yield Corporate Bond ETF(a)	28,348,475
307,800	iShares MBS ETF	28,899,342
699,400	iShares Preferred and Income Securities ETF(a)	21,457,592
1,070,200	PIMCO Multi Sector Bond Active ETF	28,403,108
208,900	Pimco Senior Loan Active ETF	10,652,438
348,300	SPDR Bloomberg Barclays Emerging Markets Local ETF	7,453,620
545,100	SPDR Bloomberg Convertible Securities ETF	45,057,966
461,700	SPDR Bloomberg International Treasury Bond ETF(a)	10,845,333
835,100	SPDR Bloomberg Investment Grade Floating Rate ETF	25,746,133
265,100	Vaneck CLO ETF(a)	14,037,045
2,173,500	VanEck J. P. Morgan EM Local Currency Bond ETF	55,098,225
586,700	VanEck Vectors Investment Grade Floating Rate ETF	14,960,850
1,924,300	Vanguard Total Bond Market ETF	141,686,209
1,331,100	Vanguard Total International Bond ETF	65,902,761
		735,351,661

	TOTAL EXCHANGE-TRADED FUNDS (Cost $737,823,495)	749,757,195

	OPEN END FUNDS — 45.0%
	ALTERNATIVE - 2.1%
2,649,949	Metropolitan West Unconstrained Bond Fund, Class I	27,559,467
61,500	Victory Market Neutral Income Fund, Class I	538,127
		28,097,594

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 45.0% (Continued)
	FIXED INCOME - 42.9%
9,963	Allspring Municipal Bond Fund, Institutional Class	$ 94,550
5,805	American Century High Income Fund, Class I	50,624
3,314,831	Angel Oak Multi-Strategy Income Fund, Institutional Class	28,739,589
1,924	Aristotle Floating Rate Income Fund, Class I	18,109
2,712	BlackRock Floating Rate Income Portfolio, Institutional Class	26,034
19,218	BlackRock National Municipal Fund, Institutional Class	188,527
2,963	BlackRock New York Municipal Opportunities Fund, Institutional Class	30,222
8,022	Blackrock Series Fund V-BlackRock High Yield, Institutional Class	57,682
7,663	BlackRock Strategic Income Opportunities Portfolio, Institutional Class	74,179
8,219	BlackRock Strategic Municipal Opportunities Fund, Institutional Class	83,583
7,954	Credit Suisse Floating Rate High Income Fund, Institutional Class	49,556
1,285,529	Dodge & Cox Global Bond Fund, Class I	14,320,790
695	Fidelity Capital & Income Fund, Class I	7,274
4,157,581	FPA New Income Fund, Institutional Class	41,575,807
2,206,179	Holbrook Income Fund, Class I	21,554,366
1	JPMorgan Emerging Markets Debt Fund, Class I	7
8,158,518	JPMorgan Income Fund, Class I	70,081,667
2,914,521	JPMorgan Mortgage-Backed Securities Fund, Class I	29,873,841
373,829	Leader Capital High Quality Income Fund, Institutional Class	4,142,021
1,283	Medalist Partners MBS Total Return Fund, Institutional Class	11,071
11,869	Metropolitan West Total Return Bond Fund, Class I	108,012
862	Neuberger Berman Floating Rate Income Fund, Class I	8,075
10,185	Neuberger Berman Strategic Income Fund, Class I	103,075
9,879	Nuveen All-American Municipal Bond Fund, Class I	97,310
23,343	Nuveen Bond Index Fund, Institutional Class	226,190
19,936	Nuveen High Yield Municipal Bond Fund, Class I	279,496
1,946	Nuveen Intermediate Duration Municipal Bond Fund, Class I	16,989
2,315	Nuveen Preferred Securities Fund, Class I	36,552
10,549	Nuveen Short Duration High Yield Municipal Bond, Class I	99,481
34	Nuveen Strategic Income Fund, Class I	335
10,854	PIMCO Diversified Income Fund, Institutional Class	106,803
3,906,654	PIMCO Dynamic Bond Fund, Institutional Class	39,691,609
13,769	PIMCO Emerging Markets Bond Fund, Institutional Class	119,103
10,164	PIMCO Emerging Markets Local Currency and Bond, Institutional Class	62,408

OCEAN PARK TACTICAL CORE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2025

Shares		Fair Value
	OPEN END FUNDS — 45.0% (Continued)
	FIXED INCOME - 42.9% (Continued)
16,430	PIMCO High Yield Municipal Bond Fund, Institutional Class	$ 135,051
18,550,889	PIMCO Income Fund, Institutional Class	199,793,077
7,713,861	PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class	76,675,782
502	PIMCO International Bond Fund Unhedged, Institutional Class	4,022
14,482	PIMCO Investment Grade Credit Bond Fund, Institutional Class	131,638
7,447	PIMCO Long-Term Credit Bond Fund, Institutional Class	65,611
764	PIMCO Low Duration Income Fund, Institutional Class	6,246
4,052	PIMCO Real Return Fund, Institutional Class	41,700
10,577	PIMCO Total Return Fund, Institutional Class	91,810
4,643,361	Principal Spectrum Preferred and Capital Securities Income Fund, Institutional Class	43,090,389
1,324,657	Thompson Bond Fund, Institutional Class	13,975,127
1,258	Thornburg Strategic Income Fund, Class I	14,462
		585,959,852

	TOTAL OPEN END FUNDS (Cost $592,672,959)	614,057,446

	SHORT-TERM INVESTMENTS — 6.8%
	COLLATERAL FOR SECURITIES LOANED - 6.6%
91,117,770	First American Government Obligations Fund, Class X, 4.25%(b)(c) (Cost $91,117,770)	91,117,770

	MONEY MARKET FUND - 0.2%
2,290,934	First American Government Obligations Fund, Class X, 4.25%(c) (Cost $2,290,934)	2,290,934

	TOTAL SHORT-TERM INVESTMENTS (Cost $93,408,704)	93,408,704

	TOTAL INVESTMENTS - 106.8% (Cost $1,423,905,158)	$ 1,457,223,345
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.8)%	(92,556,284)
	NET ASSETS - 100.0%	$ 1,364,667,061

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt
(a)	All or a portion of the security is on loan. The total value of the securities on loan was $89,141,795, as of June 30, 2025.
(b)	Security was purchased with cash received as collateral for securities on loan at June 30, 2025. Total collateral had a value of $91,117,770 at June 30, 2025.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2025.